Restructuring Charge (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities	$ 1.9		$ 1.9		$ 0.4
Employee Severance [Member] | FPSO Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1.9
Contract Termination | FPSO Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 1.9
Arendal Spirit Ums | Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 2.9		$ 3.3